Loans And Allowance For Loan Losses - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan and lease losses, period increase (decrease)	$ 76,000	$ 209,000
Individual loan loss net loan amounts charged off		309,000
Single out of area loan relationship accounted of net loan amount charged off		$ 1,032,000